Income taxes rate reconciliation (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Tax Rate Reconciliation
Statutory income tax rate	25.00%	25.00%	25.00%
Effect on tax incentive and holiday	(16.00%)	(17.90%)	(24.10%)
Effect due to tax-exempt entities	0.40%	0.10%	(0.20%)
Change in valuation allowance	1.30%	2.50%	0.70%
Effect of the overseas withholding taxes	1.80%	2.90%	3.20%
Effect of the PRC withholding tax on undistributed earnings	6.70%	0.00%	1.80%
Effective on permanent difference	(0.90%)	(2.10%)	(1.30%)
Others	(4.10%)	(0.80%)	1.00%
Effective income tax rate	14.20%	9.70%	6.10%